Land, Property, Plant and Equipment (Details 2) - Construction in Progress [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Property, Plant and Equipment [Line Items]
Interest cost capitalized	¥ 880	$ 127	¥ 37,452	¥ 8,624
Interest cost charged against income	663,217	95,523	977,176	1,015,871
Total interest cost incurred	¥ 664,097	$ 95,650	¥ 1,014,628	¥ 1,024,495